Share-based compensation (Share Option Activity - 2007 Plan and 2015 Long Term Incentive Plan) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Aggregate Intrinsic Value
Common stock, closing share price	$ 1.85
2007 Plan [Member]
Number of Options
Exercised	40,000	33,000
Aggregate Intrinsic Value
Total fair value of options vested	$ 633,113	$ 1,206,372	$ 430,438
2007 Plan [Member] | Employee Stock Option [Member]
Aggregate Intrinsic Value
Total unrecognized compensation cost	$ 1,133,257
Total unrecognized compensation cost, recognition period	2 years 1 month 28 days
2007 Plan [Member] | 7.0 (Exercise Price) [Member]
Number of Options
Outstanding	792,056
Outstanding	792,056	792,056
Exercisable at December 31, 2015	792,056
Weighted Average Exercise Price
Outstanding	$ 7.00
Outstanding	7.00	$ 7.00
Exercisable at December 31, 2015	$ 7.00
Weighted Remaining Contractual Life (Years)
Outstanding	1 year 9 months 29 days	2 years 9 months 29 days
Exercisable at December 31, 2015	1 year 9 months 29 days
Aggregate Intrinsic Value
Outstanding	$ 0
Outstanding	0	$ 0
Exercisable at December 31, 2015	$ 0
2007 Plan [Member] | 2.975 (Exercise Price) [Member]
Number of Options
Outstanding	180,000
Outstanding	180,000	180,000
Exercisable at December 31, 2015	180,000
Weighted Average Exercise Price
Outstanding	$ 2.975
Outstanding	2.975	$ 2.975
Exercisable at December 31, 2015	$ 2.98
Weighted Remaining Contractual Life (Years)
Outstanding	2 years 6 months	3 years 6 months
Exercisable at December 31, 2015	2 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 0
Outstanding	0	$ 0
Exercisable at December 31, 2015	$ 0
2007 Plan [Member] | 1.87 (Exercise Price) [Member]
Number of Options
Outstanding	93,334
Outstanding	93,334	93,334
Exercisable at December 31, 2015	93,334
Weighted Average Exercise Price
Outstanding	$ 1.87
Outstanding	1.87	$ 1.87
Exercisable at December 31, 2015	$ 1.87
Weighted Remaining Contractual Life (Years)
Outstanding	3 years 3 months	4 years 3 months
Exercisable at December 31, 2015	3 years 3 months
Aggregate Intrinsic Value
Outstanding	$ 0
Outstanding	0	$ 0
Exercisable at December 31, 2015	$ 0
2007 Plan [Member] | 1.21 (Exercise Price) [Member]
Number of Options
Outstanding	860,000
Exercised	6,000
Forfeited/Cancelled (employee)	100,000
Outstanding	754,000	860,000
Exercisable at December 31, 2015	754,000
Weighted Average Exercise Price
Outstanding	$ 1.21
Exercised	1.21
Forfeited/Cancelled (employee)	1.21
Outstanding	1.21	$ 1.21
Exercisable at December 31, 2015	$ 1.21
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Expired	0 years
Forfeited/Cancelled (employee)	0 years
Outstanding	4 years 11 months 12 days	5 years 11 months 12 days
Exercisable at December 31, 2015	4 years 11 months 12 days
Aggregate Intrinsic Value
Outstanding	$ 0
Exercised	2,400
Expired	0
Forfeited/Cancelled (employee)	0
Outstanding	478,790	$ 0
Exercisable at December 31, 2015	$ 478,790
2007 Plan [Member] | 1.085 (Exercise Price) [Member]
Number of Options
Outstanding	100,000
Outstanding	100,000	100,000
Exercisable at December 31, 2015	100,000
Weighted Average Exercise Price
Outstanding	$ 1.085
Outstanding	1.085	$ 1.085
Exercisable at December 31, 2015	$ 1.09
Weighted Remaining Contractual Life (Years)
Outstanding	5 years 6 months	6 years 6 months
Exercisable at December 31, 2015	5 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 9,500
Outstanding	76,000	$ 9,500
Exercisable at December 31, 2015	$ 76,000
2007 Plan [Member] | 1.64 (Exercise Price) [Member]
Number of Options
Outstanding	300,000
Forfeited/Cancelled (employee)	100,000
Outstanding	200,000	300,000
Exercisable at December 31, 2015	200,000
Weighted Average Exercise Price
Outstanding	$ 1.64
Forfeited/Cancelled (employee)	1.64
Outstanding	1.64	$ 1.64
Exercisable at December 31, 2015	$ 1.64
Weighted Remaining Contractual Life (Years)
Forfeited/Cancelled (employee)	0 years
Outstanding	6 years 10 months 13 days	7 years 10 months 13 days
Exercisable at December 31, 2015	6 years 10 months 13 days
Aggregate Intrinsic Value
Outstanding	$ 0
Forfeited/Cancelled (employee)	0
Outstanding	41,000	$ 0
Exercisable at December 31, 2015	$ 41,000
2007 Plan [Member] | 1.595 (Exercise Price) [Member]
Number of Options
Outstanding	200,000
Forfeited/Cancelled (employee)	200,000
Outstanding	0	200,000
Weighted Average Exercise Price
Outstanding	$ 1.595
Forfeited/Cancelled (employee)	1.595
Outstanding	$ 1.60	$ 1.595
Weighted Remaining Contractual Life (Years)
Forfeited/Cancelled (employee)	0 years
Outstanding	6 years 10 months 13 days	7 years 10 months 13 days
Aggregate Intrinsic Value
Outstanding	$ 0
Forfeited/Cancelled (employee)	0
Outstanding	$ 0	$ 0
2007 Plan [Member] | 2.105 (Exercise Price) [Member]
Number of Options
Outstanding	600,000
Outstanding	600,000	600,000
Exercisable at December 31, 2015	400,000
Weighted Average Exercise Price
Outstanding	$ 2.105
Outstanding	2.105	$ 2.105
Exercisable at December 31, 2015	$ 2.11
Weighted Remaining Contractual Life (Years)
Outstanding	7 years 6 months	8 years 6 months
Exercisable at December 31, 2015	7 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 0
Outstanding	0	$ 0
Exercisable at December 31, 2015	$ 0
2007 Plan [Member] | 2.86 (Exercise Price) [Member]
Number of Options
Outstanding	600,000
Outstanding	600,000	600,000
Exercisable at December 31, 2015	400,000
Weighted Average Exercise Price
Outstanding	$ 2.86
Outstanding	2.86	$ 2.86
Exercisable at December 31, 2015	$ 2.86
Weighted Remaining Contractual Life (Years)
Outstanding	7 years 8 months 1 day	8 years 8 months 1 day
Exercisable at December 31, 2015	7 years 8 months 1 day
Aggregate Intrinsic Value
Outstanding	$ 0
Outstanding	0	$ 0
Exercisable at December 31, 2015	$ 0
2007 Plan [Member] | 2.045 (exercise price) [Member]
Number of Options
Outstanding	600,000
Forfeited/Cancelled (employee)	600,000
Outstanding	0	600,000
Weighted Average Exercise Price
Outstanding	$ 2.045
Forfeited/Cancelled (employee)	2.045
Outstanding	$ 2.045	$ 2.045
Weighted Remaining Contractual Life (Years)
Forfeited/Cancelled (employee)	0 years
Outstanding	8 years 5 months 23 days	9 years 5 months 23 days
Aggregate Intrinsic Value
Forfeited/Cancelled (employee)	$ 0
Outstanding	$ 0
2007 Plan [Member] | 1.21 (exercise price) [Member]
Number of Options
Outstanding	907,000
Exercised	17,000
Outstanding	873,000	907,000
Exercisable at December 31, 2015	873,000
Weighted Average Exercise Price
Outstanding	$ 1.21
Exercised	1.21
Outstanding	1.21	$ 1.21
Exercisable at December 31, 2015	$ 1.21
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Outstanding	8 years 6 months	9 years 6 months
Exercisable at December 31, 2015	8 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 0
Exercised	6,800
Outstanding	554,355	$ 0
Exercisable at December 31, 2015	$ 554,355
2007 Plan [Member] | 1.255(exercise price) [Member]
Number of Options
Granted	200,000
Outstanding	200,000
Exercisable at December 31, 2015	132,000
Weighted Average Exercise Price
Granted	$ 1.255
Outstanding	1.255
Exercisable at December 31, 2015	$ 1.26
Weighted Remaining Contractual Life (Years)
Granted	9 years 1 month 28 days
Outstanding	9 years 1 month 28 days
Exercisable at December 31, 2015	9 years 1 month 28 days
Aggregate Intrinsic Value
Granted	$ 118,000
Outstanding	118,000
Exercisable at December 31, 2015	$ 77,880
2007 Plan [Member] | 1.605(exercise price) [Member]
Number of Options
Granted	600,000
Outstanding	600,000
Weighted Average Exercise Price
Granted	$ 1.605
Outstanding	$ 1.605
Weighted Remaining Contractual Life (Years)
Granted	9 years 3 months 7 days
Outstanding	9 years 3 months 7 days
Aggregate Intrinsic Value
Granted	$ 144,000
Outstanding	$ 144,000
2007 Plan [Member] | 1.71(exercise price) [Member]
Number of Options
Granted	1,200,000
Outstanding	1,200,000
Weighted Average Exercise Price
Granted	$ 1.710
Outstanding	$ 1.71
Weighted Remaining Contractual Life (Years)
Granted	9 years 6 months
Outstanding	9 years 6 months
Aggregate Intrinsic Value
Granted	$ 162,000
Outstanding	$ 162,000
2007 Plan [Member] | 1.39(exercise price) [Member]
Number of Options
Granted	200,000
Outstanding	200,000
Weighted Average Exercise Price
Granted	$ 1.390
Outstanding	$ 1.39
Weighted Remaining Contractual Life (Years)
Granted	9 years 9 months
Outstanding	9 years 9 months
Aggregate Intrinsic Value
Granted	$ 91,000
Outstanding	$ 91,000
2007 Plan [Member] | 1.81(exercise price) [Member]
Number of Options
Granted	200,000
Outstanding	200,000
Weighted Average Exercise Price
Granted	$ 1.810
Outstanding	$ 1.81
Weighted Remaining Contractual Life (Years)
Granted	9 years 10 months 6 days
Outstanding	9 years 10 months 6 days
Aggregate Intrinsic Value
Granted	$ 7,000
Outstanding	$ 7,000
2007 Plan [Member] | 1.21 (exercise price, one) [Member]
Number of Options
Exercised	2,000
Weighted Average Exercise Price
Exercised	$ 1.21
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Aggregate Intrinsic Value
Exercised	$ 634
2007 Plan [Member] | 1.21 (exercise price, two) [Member]
Number of Options
Exercised	4,000
Weighted Average Exercise Price
Exercised	$ 1.21
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Aggregate Intrinsic Value
Exercised	$ 1,220
2007 Plan [Member] | 1.21 (exercise price, three) [Member]
Number of Options
Exercised	2,000
Weighted Average Exercise Price
Exercised	$ 1.21
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Aggregate Intrinsic Value
Exercised	$ 817
2007 Plan [Member] | 1.21 (exercise price, four) [Member]
Number of Options
Exercised	5,000
Weighted Average Exercise Price
Exercised	$ 1.21
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Aggregate Intrinsic Value
Exercised	$ 1,999
2007 Plan [Member] | 1.21 (exercise price, five) [Member]
Number of Options
Exercised	4,000
Weighted Average Exercise Price
Exercised	$ 1.21
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Aggregate Intrinsic Value
Exercised	$ 1,553
2015 Plan [Member]
Aggregate Intrinsic Value
Common stock, closing share price	$ 1.85
Total fair value of options vested	$ 639,524
2015 Plan [Member] | Employee Stock Option [Member]
Aggregate Intrinsic Value
Total unrecognized compensation cost	$ 2,560,637
Total unrecognized compensation cost, recognition period	2 years 6 months
2015 Plan [Member] | 1.71(exercise price, one) [Member]
Number of Options
Granted	81,600
Outstanding	81,600
Weighted Average Exercise Price
Granted	$ 1.71
Outstanding	$ 1.71
Weighted Remaining Contractual Life (Years)
Granted	9 years 6 months 29 days
Outstanding	9 years 6 months 29 days
Aggregate Intrinsic Value
Granted	$ 11,016
Outstanding	$ 11,016
2015 Plan [Member] | 1.71(exercise price, two) [Member]
Number of Options
Granted	6,574,600
Outstanding	6,574,600
Weighted Average Exercise Price
Granted	$ 1.71
Outstanding	$ 1.71
Weighted Remaining Contractual Life (Years)
Granted	9 years 6 months
Outstanding	9 years 6 months
Aggregate Intrinsic Value
Granted	$ 887,571
Outstanding	$ 887,571